Regulatory Capital	12 Months Ended
Dec. 31, 2025
Regulatory Capital Disclosure [Abstract]
Regulatory Capital
Note 10 - Regulatory Capital
Synovus and Synovus Bank are each subject to regulatory capital requirements administered by the federal banking agencies under Basel III. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements. Specific capital levels that involve quantitative measures of both on- and off-balance sheet items as calculated under regulatory capital guidelines must be met. Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Additionally, regulatory capital rules include a capital conservation buffer of 2.5% that is added on top of each of the minimum risk-based capital ratios in order to avoid restrictions on capital distributions and discretionary bonuses. Based on internal capital analyses and earnings projections, Synovus' and Synovus Bank’s capital positions are each adequate to meet regulatory minimum capital requirements inclusive of the capital conservation buffer.
Synovus Bank is also required to maintain certain capital levels, and not be subject to any written agreement, order, capital directive, or prompt corrective action directive requiring it to meet and maintain a specific capital level for any capital measure, in order to be considered a well-capitalized institution as defined by federal prompt corrective action banking regulations.
The following table summarizes regulatory capital information at December 31, 2025 and 2024 for Synovus and Synovus Bank.

	Actual Capital		Minimum Requirement For Capital Adequacy		To Be Well-Capitalized Under Prompt Corrective Action Provisions(1)
(dollars in thousands)	2025	2024	2025	2024	2025	2024
Synovus Financial Corp.
CET1 capital	$5,596,120	$5,199,950	$2,232,968	$2,158,439	N/A	N/A
Tier 1 risk-based capital	6,133,265	5,737,095	2,977,291	2,877,919	N/A	N/A
Total risk-based capital	7,282,394	6,622,462	3,969,721	3,837,226	N/A	N/A
CET1 capital ratio	11.28%	10.84%	4.50%	4.50%	N/A	N/A
Tier 1 risk-based capital ratio	12.36	11.96	6.00	6.00	N/A	N/A
Total risk-based capital ratio	14.68	13.81	8.00	8.00	N/A	N/A
Leverage ratio	10.12	9.55	4.00	4.00	N/A	N/A
Synovus Bank
CET1 capital	$5,953,376	$5,657,947	$2,228,165	$2,155,437	$3,218,460	$3,113,409
Tier 1 risk-based capital	5,953,376	5,657,947	2,970,886	2,873,916	3,961,182	3,831,887
Total risk-based capital	6,970,441	6,373,618	3,961,182	3,831,887	4,951,477	4,789,859
CET1 capital ratio	12.02%	11.81%	4.50%	4.50%	6.50%	6.50%
Tier 1 risk-based capital ratio	12.02	11.81	6.00	6.00	8.00	8.00
Total risk-based capital ratio	14.08	13.31	8.00	8.00	10.00	10.00
Leverage ratio	9.84	9.44	4.00	4.00	5.00	5.00

(1)    The prompt corrective action provisions are applicable at the bank level only.